Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	$ 12,696
Balance as of ending of year	15,056	$ 12,696
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	15,702	7,422
Additions	7,293	10,482
Transfers	0	(368)
Disposals	(1,034)	(1,085)
Translation differences	(1,286)	(749)
Balance as of ending of year	20,675	15,702
Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(3,006)	(1,648)
Transfers	0	68
Disposals	205	450
Translation differences	(312)	(158)
Depreciation for the period	3,130	2,034
Balance as of ending of year	(5,619)	(3,006)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	3,248
Balance as of ending of year	3,189	3,248
Leasehold improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	3,323	659
Additions	855	3,147
Transfers	(117)	92
Disposals	(74)	(569)
Translation differences	(25)	(6)
Balance as of ending of year	3,960	3,323
Leasehold improvements | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(75)	(207)
Transfers	24	(1)
Disposals	0	370
Translation differences	(2)	(1)
Depreciation for the period	722	238
Balance as of ending of year	(771)	(75)
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	6,432
Balance as of ending of year	6,441	6,432
Plant and machinery | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	8,035	3,393
Additions	2,302	4,836
Transfers	353	200
Disposals	(220)	(21)
Translation differences	(763)	(373)
Balance as of ending of year	9,707	8,035
Plant and machinery | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(1,603)	(728)
Transfers	0	128
Disposals	14	11
Translation differences	(137)	(55)
Depreciation for the period	1,814	1,069
Balance as of ending of year	(3,266)	(1,603)
Furniture, fittings and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	2,263
Balance as of ending of year	2,693	2,263
Furniture, fittings and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	3,591	3,294
Additions	1,722	1,180
Transfers	106	(63)
Disposals	(740)	(495)
Translation differences	(405)	(325)
Balance as of ending of year	4,275	3,591
Furniture, fittings and equipment | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(1,328)	(713)
Transfers	(24)	(59)
Disposals	191	69
Translation differences	(173)	(102)
Depreciation for the period	594	727
Balance as of ending of year	(1,582)	(1,328)
Construction in progress for property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	753
Balance as of ending of year	2,733	753
Construction in progress for property, plant and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	753	76
Additions	2,414	1,319
Transfers	(342)	(597)
Translation differences	(93)	(45)
Balance as of ending of year	2,733	753
Construction in progress for property, plant and equipment | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	0	0
Balance as of ending of year	$ 0	$ 0